STOCKHOLDERS' EQUITY (Details 1) (BRL)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Common shares
Class of Stock [Line Items]
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants	30.50	0
Minimum cost	0	9.65
Weighted average cost	0	9.65
Maximum cost	0	9.65
Balance of treasury stock
Average cost	30.47	9.65
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock exchange) at December, 31	31	30
Preferred shares
Class of Stock [Line Items]
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants	0	0
Minimum cost	0	37.52
Weighted average cost	0	37.52
Maximum cost	0	37.52
Balance of treasury stock
Average cost	23.66	23.66
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock exchange) at December, 31	39.79	38.69